Acquisitions - Purchase price allocation for business combinations (Details) - USD ($) $ in Millions	13 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Nov. 21, 2022
Disclosure of detailed information about business combination [line items]
Goodwill	$ 8,926	$ 8,926
Business combinations
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	27		$ 27
Right-of-use assets	29		29
Currently marketed products	850		850
Acquired in-process research & development	175		175
Deferred tax assets	189		189
Inventories	49		49
Trade receivables	70		70
Short-term investments	79		79
Cash and cash equivalents	78		78
Other assets	15		15
Lease liabilities	(27)		(27)
Deferred tax liabilities	(255)		(255)
Provisions and other non-current and current liabilities	(235)		(235)
Current income tax liabilities	(2)		(46)
Trade payables	(3)		(3)
Financial debts	(316)		(316)
Net identifiable assets acquired	723		679
Goodwill	21		65
Consideration transferred	744		744
Acquired liquidity	(78)		(78)
Net assets recognized as a result of business combinations	666		$ 666
Measurement period adjustments
Current income tax liabilities	44
Net identifiable assets acquired	44
Goodwill	(44)
Total purchase consideration	$ 0